Summary of Debt Securities by Risk Rating (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Debt securities	$ 341,806	$ 325,865
Allowance for credit losses on debt securities at amortized cost	2	2
Debt securities, net of allowance	341,804	325,863
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	341,661	325,604
Allowance for credit losses on debt securities at amortized cost	2	2
Debt securities, net of allowance	341,659	325,602
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	145	261
Debt securities, net of allowance	145	261
Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	339,426	322,842
Investment grade [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	339,426	322,842
Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	2,318	3,006
Non investment grade [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	2,235	2,762
Non investment grade [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	83	244
Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	62	17
Watch and classified [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	$ 62	$ 17